Note 11 - Stockholders' Equity, Stock Options and Warrants	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Equity [Text Block]

NOTE 11 – STOCKHOLDERS’ EQUITY, STOCK OPTIONS AND WARRANTS

At The Market Offering

On May 3, 2024, the Company entered into an ATM Sales Agreement (the “Sales Agreement”) with H.C. Wainwright & Co., LLC (“Wainwright”), to sell shares of the Company’s common stock, par value $0.01 per share (the “Shares”), having an aggregate sales price of up to $3,696,000, from time to time, through an “at the market offering” program pursuant to which Wainwright acted as sales agent. Subject to the terms and conditions of the Sales Agreement, Wainwright was permitted to sell the Shares by methods deemed to be an “at the market offering” as defined in Rule 415(a)(4) promulgated under the Securities Act of 1933, as amended. Under the Sales Agreement, Wainwright was entitled to compensation for its services of 3.0% of the gross sales price of all shares sold through Wainwright under the Sales Agreement. As of June 30, 2024, the Company sold 1,607,100 shares of common stock at an average price of approximately $2.30 per share, resulting in aggregate gross proceeds of approximately $3,696,000. No further shares are available to be sold under the Sales Agreement.

Warrant Inducement Transaction

On July 25, 2024, the Company entered into definitive agreements with certain of its existing warrant holders for the exercise of warrants to purchase an aggregate of 958,117 shares of its common stock having a current exercise price of $14.00 originally issued in February 2021, June 2021 and May 2022, at a reduced exercise price of $1.32 per share. The gross proceeds to the Company from the exercise of the existing warrants were approximately $1,265,000, prior to deducting placement agent fees and transaction expenses payable by the Company. The reduction of the exercise price represented a modification to the existing warrants, which was recognized as an equity issuance cost of $594,033 charged against the proceeds of the offering.

In consideration for the immediate cash exercise of the warrants, the Company concurrently issued to the warrant holders new unregistered Series A warrants to purchase up to 958,117 shares of common stock (the “Series A Warrants”) and new Series B warrants to purchase up to 958,117 shares of common stock (the “Series B Warrants”). The Series A Warrants and the Series B Warrants have an exercise price of $1.07 per share and are exercisable immediately upon issuance. The Series A Warrants have a term equal to five years from the date of issuance, and the Series B Warrants have a term equal to 18 months from the date of issuance.

The transactions described above closed on July 26, 2024. Wainwright acted as the exclusive placement agent for the above-mentioned transactions. The Company paid Wainwright as consideration (i) an aggregate cash fee equal to 7.0% of the gross proceeds from the exercise of the existing warrants, (ii) a management fee equal to 1.0% of the aggregate gross proceeds from the exercise of the existing warrants, (iii) $35,000 for expenses, and (iv) $15,950 for clearing fees. Additionally, the Company issued to Wainwright (or its designees) as compensation, warrants to purchase up to 67,068 shares of common stock of the Company (equal to 7.0% of the aggregate number of existing warrants exercised in the offering) (the “Warrant Inducement Placement Agent Warrants”). The Warrant Inducement Placement Agent Warrants have a term of five years from the closing of the offering and an exercise price of $1.65 per share.

Series F Preferred Stock Dividend and Reverse Stock Split

On March 16, 2023, the Board of Directors of the Company authorized the issuance of 80,000 shares of Series F Preferred Stock, par value $0.01 per share.

On March 16, 2023, the Board of Directors of the Company declared a dividend of one one-thousandth of a share of Series F Preferred Stock, par value $0.01 per share, for each outstanding share of the Company’s common stock held on record as of March 27, 2023. 79,404 shares of Series F Preferred Stock were issued pursuant to the stock dividend. Each share of Series F Preferred Stock entitled the holder thereof to 1,000,000 votes per share to vote together with the outstanding shares of common stock of the Company as a single class to adopt an amendment to the Company’s Certificate of Incorporation to affect a reverse stock split.

On April 19, 2023, the Company completed a one-for-twenty reverse stock split that was effective for trading purposes on April 24, 2023. No fractional shares were issued as a result of the reverse stock split. Any fractional shares that would otherwise have resulted from the reverse stock split were rounded up to the next whole number. The number of authorized shares of common stock under the Company’s certificate of incorporation, as amended, remained unchanged at 200,000,000 shares. All numbers of shares and per-share amounts in this report have been adjusted to reflect the reverse split. Proportionate reductions were made to the number of shares of common stock reserved for future issuance under our 2012 Equity Incentive Plan and the number of shares of common stock that may be issued upon exercise or vesting of outstanding equity incentive awards and warrants, and proportionate increases were made to the exercise price or share-based performance criteria, if any, applicable to such awards and warrants.

Redemption of Series F Preferred Stock

On April 17, 2023, the Company convened a special meeting of stockholders, which was adjourned due to the lack of a quorum and reconvened on April 19, 2023 (the “Special Meeting”), at which the Company’s stockholders approved a proposal to amend the Company’s certificate of incorporation to effect a reverse stock split of the Company’s common stock at a ratio in the range of 1-for-2 to 1-for-25, with such ratio to be determined by the Company’s Board of Directors (the “Reverse Split Proposal”). All shares of Series F Preferred Stock that were not present in person or by proxy at the Special Meeting as of immediately prior to the opening of the polls (the “Initial Redemption Time”) were automatically redeemed (the “Initial Redemption”). All outstanding shares of Series F Preferred Stock that were not redeemed pursuant to the Initial Redemption were redeemed automatically upon the approval by the Company’s stockholders of the Reverse Split Proposal (the “Subsequent Redemption” and, together with the Initial Redemption, the “Redemption”). Both the Initial Redemption and the Subsequent Redemption occurred on April 19, 2023. As a result, no shares of Series F Preferred Stock remain outstanding.

Series B Convertible Preferred Stock

As of December 31, 2024, and 2023, there were 79,246 shares of Series B Convertible Preferred Stock outstanding. The conversion rate of Series B Convertible Preferred Stock to Common Stock is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations, or similar events. The 79,246 shares of Series B Convertible Preferred Stock outstanding at December 31, 2024 were convertible to 16 shares of common stock. In addition, the Series B Convertible Preferred Stock will automatically convert into shares of common stock upon the occurrence of a fundamental transaction, as described in the certificate of designations for the Series B Convertible Preferred Stock including mergers, sales of the company’s assets, changes in control and similar transactions. The Series B Convertible Preferred Stock is not convertible by the holder of such preferred stock to the extent (and only to the extent) that the holder or any of its affiliates would beneficially own in excess of 4.99% of the common stock of the Company. The Series B Convertible Preferred Stock has no voting rights, except for the right to approve certain amendments to the certificate of designations or similar actions. With respect to payment of dividends and distribution of assets upon liquidation or dissolution or winding up of the Company, the Series B Convertible Preferred Stock shall rank equal to the common stock of the Company. No sinking fund has been established for the retirement or redemption of the Series B Convertible Preferred Stock.

Equity Incentive Plan

On December 30, 2024, the Company’s stockholders approved the 2024 Equity Incentive Plan (the “2024 Plan”) at the Company’s Annual Meeting of Stockholders and the 2024 Plan became effective. The 2024 Plan allows for the issuance of non-statutory stock options and incentive stock options, stock appreciation rights, stock awards, restricted stock, restricted stock units, and performance awards to employees, directors, and consultants of the Company, where permitted under the plan. Due to the approval of the 2024 Plan, no new awards will be granted under the Company’s Amended and Restated 2012 Stock Incentive Plan. The exercise price for each stock option is determined by the market price on the date of issuance. Vesting requirements are determined by the Board of Directors when granted and currently range from immediate to three years. Options outstanding under this plan have a contractual life of ten years.

ASC 718, Compensation – Stock Compensation (“ASC 718”), requires that a company that issues equity as compensation record compensation expense that corresponds to the estimated cost of those equity grants. ASC 718 requires companies to estimate the fair value of stock-based payment awards on the date of grant using an option-pricing model or other acceptable means.

VALUATION AND ACCOUNTING FOR STOCK OPTIONS AND WARRANTS

The Company determines the grant date fair value of options and warrants using a Black-Scholes option valuation model based upon assumptions regarding risk-free interest rate, expected dividend rate, volatility, and estimated term.

The fair value of each stock option grant was estimated on the grant date using the Black-Scholes option valuation model with the following assumptions:

	Year Ended December 31,
	2024	2023
	Stock Options
Expected dividend yield	-	0.0%
Expected stock price volatility	-	90.8% – 98.2%
Risk-free interest rate	-	3.38% – 3.95%
Expected life	-	10 years

	Warrants
Expected dividend yield	0.0%	-
Expected stock price volatility	97.3%	-
Risk-free interest rate	4.06% – 4.58%	-
Expected life	1.5 – 5 years	-

STOCK OPTIONS AND WARRANTS GRANTED BY THE COMPANY

The following summarizes transactions for stock options and warrants for the period indicated:

	Stock Options		Warrants
	Number of Shares	Average Exercise Price	Number of Shares	Average Exercise Price
Outstanding as of December 31, 2023	47,664	$82.23	1,806,589	$21.52

Issued	-	-	1,983,302	1.09
Forfeited	(309)	5.04	-	-
Expired	(3,760)	83.05	(81,345)	37.90
Exercised	-	-	(958,117)	1.32
Outstanding as of December 31, 2024	43,595	$82.70	2,750,429	$8.92

As of December 31, 2024, 43,576 stock options were fully vested and currently exercisable with a weighted average exercise price of $82.74 and a weighted average remaining term of 4.47 years. As of December 31, 2024, there were 2,750,429 warrants that were fully vested and currently exercisable.

As of December 31, 2023, 46,814 stock options were fully vested and currently exercisable with a weighted average exercise price of $83.61 and a weighted average remaining term of 5.56 years. As of December 31, 2023, there were 1,806,589 warrants that were fully vested and currently exercisable.

Stock-based compensation expense, net of forfeitures, recognized for the years ended December 31, 2024, and 2023, was $906 and $330, respectively. Stock-based compensation expense is recorded within each of the captions comprising Operating expenses from continuing operations. The Company has no unrecognized compensation expense related to unvested stock options that is expected to be recognized after December 31, 2024.

The following summarizes the status of options and warrants outstanding as of December 31, 2024:

Range of Exercise Prices	Shares	Weighted Average Remaining Life
Options
$6.22 – 8.47	810	7.92
$14.65 – 25.00	12,158	5.97
$26.20 – 32.80	14,223	3.90
$52.20 – 17,250.00	16,404	3.69
Total	43,595

Warrants:
$1.07 – 1.65	1,983,302	2.88
$14.00 – 25.00	462,336	0.14
$27.40 – 40.00	226,448	3.26
$43.75 – 125.00	78,343	1.03
Total	2,750,429

Stock options and warrants expire on various dates from February 2024 to July 2033.

The following table is the listing of outstanding stock options and warrants as of December 31, 2024, by year of grant:

Stock Options:

Year	Shares	Range of Exercise Prices
2015	12	$30.80	–	$17,250.00
2016	276	30.80	–	850.00
2017	10,353	30.80	–	420.00
2018	2,893	30.80	–	226.00
2019	13,932	30.80	–	158.00
2020	14,710	14.65	–	32.80
2021	540	25.00	–	26.60
2022	729	7.70	–	14.65
2023	150	6.22	–	6.22
Total	43,595	$6.22	–	$17,250.00

Warrants:

Year	Shares	Range of Exercise Prices
2019	3,168	$125.00	–	$125.00
2020	65,586	36.00	–	59.84
2021	603,353	16.00	–	48.75
2022	95,020	14.00	–	15.00
2023	-	-	–	-
2024	1,983,302	1.07	–	1.65
Total	2,750,429	$1.07	–	$125.00